Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2019
Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by class of intangible assets as of March 31, 2018 and March 31, 2019:

	As of March 31, 2018						As of March 31, 2019
	Gross carrying amount		Accumulated amortization		Net carrying amount		Gross carrying amount		Accumulated amortization		Net carrying amount		Net carrying amount
							(In millions)
Branch network	Rs.	8,335.0	Rs.	8,335.0	Rs.	0.0	Rs.	8,335.0	Rs.	8,335.0	Rs.	0.0	US$	0.0
Customer list		2,710.0		2,710.0		0.0		2,710.0		2,710.0		0.0		0.0
Core deposit		4,414.0		4,414.0		0.0		4,414.0		4,414.0		0.0		0.0
Favorable leases		543.0		542.0		1.0		543.0		543.0		0.0		0.0

Total	Rs.	16,002.0	Rs.	16,001.0	Rs.	1.0	Rs.	16,002.0	Rs.	16,002.0	Rs.	0.0	US$	0.0